EARNINGS (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Denominator:
Continuing operations | (per share)	¥ (2.18)	$ (0.31)	¥ (3.63)	¥ (3.12)
Continuing operations | (per share)	(2.18)	(0.31)	(3.63)	(3.12)
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Basic (loss) income per share (in dollars per share) | (per share)	(2.14)	(0.30)	(3.73)	0.68
Diluted (loss) income per share (in dollars per share) | (per share)	(2.14)	(0.30)	(3.73)	0.68
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollars per share) | (per share)	(42.70)	(6.01)	(74.60)	13.60
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollar per share) | (per share)	¥ (42.70)	$ (6.01)	¥ (74.60)	¥ 13.60
Class A ordinary shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders-basic	¥ (521,059)	$ (73,391)	¥ (909,443)	¥ (768,670)
Net (loss) income from discontinued operations, net of tax	9,561	1,346	(24,552)	934,833
Net (loss) income attributable to ordinary shareholders-basic	(511,498)	(72,045)	(933,995)	166,163
Reallocation of net loss from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares	(308,565)	(43,460)	(515,404)	(442,912)
Reallocation of net (loss) income from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares	5,662	798	(13,912)	538,656
Reallocation of net (loss) income attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares	(302,903)	(42,662)	(529,316)	95,744
Net (loss) income attributable to ordinary shareholders-diluted	¥ (814,401)	$ (114,707)	¥ (1,463,311)	¥ 261,907
Denominator:
Weighted average number of ordinary shares outstanding-basic	239,563,290	239,563,290	250,326,701	246,207,464
Conversion of Class C and Class B to Class A ordinary shares	141,865,947	141,865,947	141,865,947	141,865,947
Weighted average number of ordinary shares for continuing operations outstanding - diluted	381,429,237	381,429,237	392,192,648	388,073,411
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	381,429,237	381,429,237	392,192,648	388,073,411
Weighted average number of ordinary shares outstanding - diluted	381,429,237	381,429,237	392,192,648	388,073,411
Continuing operations | (per share)	¥ (2.18)	$ (0.31)	¥ (3.63)	¥ (3.12)
Continuing operations | (per share)	(2.18)	(0.31)	(3.63)	(3.12)
Discontinued operation (in dollars per share) | (per share)	0.04	0.01	(0.10)	3.80
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Basic (loss) income per share (in dollars per share) | (per share)	(2.14)	(0.30)	(3.73)	0.68
Diluted (loss) income per share (in dollars per share) | (per share)	(2.14)	(0.30)	(3.73)	0.68
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollars per share) | (per share)	(42.70)	(6.01)	(74.60)	13.60
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollar per share) | (per share)	¥ (42.70)	$ (6.01)	¥ (74.60)	¥ 13.60
Class B ordinary shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders-basic	¥ (204,618)	$ (28,820)	¥ (341,778)	¥ (293,707)
Net (loss) income from discontinued operations, net of tax	3,754	529	(9,225)	357,198
Net (loss) income attributable to ordinary shareholders-basic	(200,864)	(28,291)	(351,003)	63,491
Net (loss) income attributable to ordinary shareholders-diluted	¥ (200,864)	$ (28,291)	¥ (351,003)	¥ 63,491
Denominator:
Weighted average number of ordinary shares outstanding-basic	94,075,249	94,075,249	94,075,249	94,075,249
Weighted average number of ordinary shares for continuing operations outstanding - diluted	94,075,249	94,075,249	94,075,249	94,075,249
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	94,075,249	94,075,249	94,075,249	94,075,249
Weighted average number of ordinary shares outstanding - diluted	94,075,249	94,075,249	94,075,249	94,075,249
Continuing operations | (per share)	¥ (2.18)	$ (0.31)	¥ (3.63)	¥ (3.12)
Continuing operations | (per share)	(2.18)	(0.31)	(3.63)	(3.12)
Discontinued operation (in dollars per share) | (per share)	0.04	0.01	(0.10)	3.80
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Basic (loss) income per share (in dollars per share) | (per share)	(2.14)	(0.30)	(3.73)	0.68
Diluted (loss) income per share (in dollars per share) | (per share)	(2.14)	(0.30)	(3.73)	0.68
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollars per share) | (per share)	(42.70)	(6.01)	(74.60)	13.60
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollar per share) | (per share)	¥ (42.70)	$ (6.01)	¥ (74.60)	¥ 13.60
Class C ordinary shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders-basic	¥ (103,947)	$ (14,641)	¥ (173,626)	¥ (149,205)
Net (loss) income from discontinued operations, net of tax	1,907	269	(4,687)	181,458
Net (loss) income attributable to ordinary shareholders-basic	(102,040)	(14,372)	(178,313)	32,253
Net (loss) income attributable to ordinary shareholders-diluted	¥ (102,040)	$ (14,372)	¥ (178,313)	¥ 32,253
Denominator:
Weighted average number of ordinary shares outstanding-basic	47,790,698	47,790,698	47,790,698	47,790,698
Weighted average number of ordinary shares for continuing operations outstanding - diluted	47,790,698	47,790,698	47,790,698	47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	47,790,698	47,790,698	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding - diluted	47,790,698	47,790,698	47,790,698	47,790,698
Continuing operations | (per share)	¥ (2.18)	$ (0.31)	¥ (3.63)	¥ (3.12)
Continuing operations | (per share)	(2.18)	(0.31)	(3.63)	(3.12)
Discontinued operation (in dollars per share) | (per share)	0.04	0.01	(0.10)	3.80
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Basic (loss) income per share (in dollars per share) | (per share)	(2.14)	(0.30)	(3.73)	0.68
Diluted (loss) income per share (in dollars per share) | (per share)	(2.14)	(0.30)	(3.73)	0.68
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollars per share) | (per share)	(42.70)	(6.01)	(74.60)	13.60
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollar per share) | (per share)	¥ (42.70)	$ (6.01)	¥ (74.60)	¥ 13.60